Schedule of Right-of-use Asset (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Asset
Office lease	$ 319,133	$ 319,133
Less accumulated depreciation	(319,133)	(266,780)
Right-of-use asset, net		$ 52,353